Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Schedule of aggregate noncancelable future minimum lease payments under operating and finance leases
Remainder of 2022 as of March 31, 2022	$3,000
2023	7,000
2024	11,000
2025	14,000
2026	16,000
Thereafter	48,000
Total	$99,000

	Operating Lease	Financing Lease
Year Ending December 31:
2022	$3,544	$1,383
2023	3,543	189
2024	3,288	122
2025	962	11
2026	505	—
Thereafter	1,785	—
Total	13,627	1,705
Less: imputed interest	(1,735)	(112)
Present value of lease liabilities	11,892	1,593
Less: current portion	(3,281)	(1,301)
Lease liabilities, net of current portion	$8,611	$292

Schedule of additional information related to the Company’s lease
	March 31, 2022	March 31, 2021
Operating lease cost	$865	$823
Short-term lease cost	57	213

Financing lease cost:
Amortization of finance leased assets	411	654
Interest of lease liabilities	36	240

December 31, 2021
Operating lease cost	$3,654
Short-term lease cost	$524

Financing lease cost:
Amortization of finance leased assets	$2,575
Interest of lease liabilities	$472

Schedule of weighted average remaining lease term and the weighted average discount rate
	Operating Lease	Financing Lease
Weighted average remaining lease term (years)	4.12	1.23
Weighted average discount rate	5.92%	10.24%

	Operating Lease	Financing Lease
Weighted average remaining lease term (years)	4.51	1.22
Weighted average discount rate	5.94%	13.21%

Schedule of aggregate noncancelable future minimum lease payments under operating and finance leases
	Operating Lease	Financing Lease
Year Ending December 31:
Remainder of 2022	$2,901	$828
2023	3,830	189
2024	3,258	122
2025	931	12
2026	474	—
Thereafter	1,739	—
Total	13,133	1,151
Less: imputed interest	(1,541)	(77)
Present value of lease liabilities	11,592	1,074
Less: current portion	(3,519)	(822)
Lease liabilities, net of current portion	$8,073	$252